Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and reserves
Schedule of weighted average number of shares outstanding

	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Basic weighted average shares outstanding	4,734,633	2,878,514	1,981,734
Effect of outstanding securities	—	—	—
Diluted weighted average shares outstanding	4,734,633	2,878,514	1,981,734

Summary of changes in warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2023 and 2022	1,125,210	$22.31
Granted – February 9, 2024	824,767	3.13	(1)
Granted – February 23, 2024	74,950	3.13	(1)
Granted – October 18, 2024	810,810	2.18
Exercised	(5,000)	3.13	(1)
Balance, December 31, 2024	2,830,737	$3.60
Granted – July 21, 2025	1,267,123	1.20
Granted – August 8, 2025	156,849	1.20
Balance, December 31, 2025	4,254,709	$2.82

(1) Exercise price of CAD $4.50.

Schedule of information on warrants outstanding

The following table summarizes information on warrants outstanding at December 31, 2025:

				Remaining
	Number			Contractual
Exercise Price	Outstanding		Expiry date	Life
$5.00	198,333	(1)	February 9, 2026	0.11 years
$5.00	270,211		October 15, 2026	0.79 years
$5.00	101,111		October 15, 2026	0.79 years
$5.00	555,555		October 7, 2027	1.77 years
CAD $4.50	819,767	(1)	February 9, 2026	0.11 years
CAD $4.50	74,950	(1)	February 23, 2026	0.15 years
$2.18	810,810		October 18, 2029	3.80 years
$1.20	1,267,123		July 21, 2030	4.56 years
$1.20	156,849		August 8, 2030	4.61 years
Total	4,254,709			2.58 years

(1) Expired unexercised subsequent to December 31, 2025.

Schedule of the changes in pre-funded warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	0.0009
Balance, December 31, 2023	—	—
Granted – October 18, 2024	490,810	0.00001
Exercised	(257,810)	0.00001
Balance, December 31, 2024	233,000	$0.00001
Granted – October 23, 2025	1,177,530	0.00001
Exercised	(1,410,530)	0.00001
Balance, December 31, 2025	—	—

Schedule of changes in finders' warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2024, 2023 and 2022	50,298	$23.57
Granted – July 21, 2025	16,800	1.20
Granted – October 23, 2025	87,500	0.69
Balance, December 31, 2025	154,598	$8.25
Exercisable, December 31, 2025	67,098	$18.11

Schedule of information on finders' warrants outstanding

The following table summarizes information on finders’ and underwriters’ warrants outstanding at December 31, 2025:

				Remaining
	Number			Contractual
Exercise Price	Outstanding		Expiry date	Life
CAD$42.30	6,377	(1)	February 9, 2026	0.11 years
$42.93	16,144		October 15, 2026	0.79 years
$10.98	27,777		October 7, 2027	1.77 years
$1.20	16,800		July 21, 2030	4.56 years
$0.69	87,500		April 23, 2027	1.31 years
Total	154,598			1.64 years

(1)Expired unexercised subsequent to December 31, 2025.

Schedule of fair value of stock options granted was estimated on the date of grant using the Black-Scholes mode

	2024	2023
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Share price	CAD $3.82	CAD $2.90
Risk-free interest rate	3.47%	3.25%
Expected life	5 years	5 years

Schedule of the changes in stock options for the years

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Granted – March 4, 2024	39,483	4.50
Granted – April 8, 2024	8,000	5.00
Granted – December 18, 2024	13,000	1.75
Expired	(16,642)	22.22
Balance, December 31, 2024	147,763	$10.80
Expired	(18,002)	12.86
Balance, December 31, 2025	129,761	$10.51
Vested and exercisable, December 31, 2025	109,596	$11.86

Schedule of information on stock options outstanding and contractual remaining life

The following table summarizes information on stock options outstanding at December 31, 2025:

	Number	Number		Remaining
Exercise Price (CAD$)	Outstanding	Exercisable	Expiry Date	Contractual Life
16.92	2,366	2,366	May 12, 2026	0.36 years
21.69	4,732	4,732	July 14, 2026	0.53 years
22.86	7,262	7,262	December 21, 2026	0.97 years
22.86	9,163	9,163	January 12, 2027	1.03 years
14.40	37,200	37,200	June 6, 2027	1.43 years
12.42	5,554	5,554	November 25, 2027	1.90 years
2.90	8,000	8,000	December 31, 2028	3.00 years
4.50	34,484	24,069	March 4, 2029	3.18 years
5.00	8,000	8,000	April 8, 2029	3.27 years
1.75	13,000	3,250	December 18, 2029	3.97 years
	129,761	109,596

Schedule of significant unobservable inputs used in fair value measurement of liabilities

2024
Dividend yield	Nil
Annualized volatility	130-135%
Share price	CAD$3.03 – CAD$3.40
Risk-free interest rate	4.28% – 4.33%
Expected life	2 years

Schedule of the derivative warrant liabilities

Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000
Warrants issued February 9, 2024	1,102,000
Warrants issued February 23, 2024	103,000
Warrants exercised	(5,244)
Reclassified to reserves	(123,651)
Fair value adjustment	(1,035,105)
Balance at December 31, 2024	$572,000
Fair value adjustment	(564,000)
Balance at December 31, 2025	$8,000

Schedule of significant on assumptions used in determining the fair value of the derivative warrant liabilities

	December 31,	December 31,	December 31,
	2025	2024	2023
Share price	$0.56	$1.13	$2.31
Risk-free interest rate	2.55%	2.92%	3.25%-3.91%
Dividend yield	0%	0%	0%
Expected volatility	78%-127%	94%-134%	100%
Remaining term (in years)	0.1–1.8	1.1-2.8	2.1-3.8